Average Annual Total Returns - Class A - Thrivent High Yield Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(2.02%)	5.33%	5.08%	(3.98%)	3.06%	2.68%	(1.27%)	3.07%	2.83%	7.11%	8.59%	6.80%